Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (PEO) and non-PEO NEOs and certain financial performance measures of the Company for the fiscal years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934 (the “Pay Versus Performance Rules”) and does not necessarily reflect how the compensation committee evaluates compensation decisions.

					Value of Initial Fixed $100 Investment Based On:(5)
Fiscal Year(1)	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(2)(4)	Total Shareholder Return	Peer Group Total Shareholder Return	Net Losses (in millions)	Total Revenue (in millions)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	$4,350,306	$2,786,861	$1,052,632	$833,134	$82.41	$91.58	$(0.84)	$236.74
2023	$4,968,334	$2,919,461	$1,031,729	$778,606	$109.44	$91.34	$(3.66)	$216.17
2022	$4,736,784	$6,835,673	$1,205,006	$1,070,882	$137.40	$112.67	$(1.75)	$192.29
2021	$2,971,584	$3,514,742	$906,875	$1,001,831	$102.59	$109.92	$(2.44)	$168.95

(1)
The following table lists the PEO and non-PEO NEOs for each of fiscal years 2024, 2023, 2022 and 2021:

Year	PEO	Non-PEO NEOs
2024	Eric B. Stang	Shig Hamamatsu, Jenny Yeh, James Gustke, Namrata Sabharwal
2023	Eric B. Stang	Shig Hamamatsu, Jenny Yeh, James Gustke, Namrata Sabharwal
2022	Eric B. Stang	Shig Hamamatsu, Jenny Yeh, Ravi Narula (our former Chief Financial Officer), James Gustke
2021	Eric B. Stang	Jenny Yeh, Ravi Narula, James Gustke

(2)
The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Executive Compensation– 2024 Summary Compensation Table” for additional information).
(3)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Mr. Stang in accordance with the Pay Versus Performance Rules:

Fiscal Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Compensation Actually Paid to PEO
2024	$4,350,306	$(3,287,500)	$2,197,813	$(802,105)	$582,344	$(253,995)	$2,786,861
2023	$4,968,334	$(3,769,900)	$2,550,940	$(728,655)	$562,501	$(663,759)	$2,919,461
2022	$4,736,784	$(3,403,800)	$3,060,181	$714,295	$754,432	$973,780	$6,835,673
2021	$2,971,584	$(1,660,000)	$1,745,798	$35,393	$433,091	$11,123	$3,514,742

(4)
The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs in accordance with the Pay Versus Performance Rules:

Equity Award Adjustments
Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Compensation Actually Paid to Non-PEO NEOs
2024	$1,052,632	$(526,000)	$351,650	$(108,604)	$93,175	$(29,719)	$833,134
2023	$1,031,729	$(484,010)	$338,586	$(98,820)	$74,485	$(83,363)	$778,606
2022	$1,205,006	$(871,608)	$530,521	$43,493	$62,442	$101,027	$1,070,882
2021	$906,875	$(345,087)	$357,662	$5,713	$78,289	$(1,622)	$1,001,831

(5)
In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total shareholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on January 31, 2020, through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using the NASDAQ Telecommunications Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended January 31, 2024.
(6)
We have determined that Total Revenue, is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs, for fiscal year 2024, to company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules).

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote
(1)
The following table lists the PEO and non-PEO NEOs for each of fiscal years 2024, 2023, 2022 and 2021:

Year	PEO	Non-PEO NEOs
2024	Eric B. Stang	Shig Hamamatsu, Jenny Yeh, James Gustke, Namrata Sabharwal
2023	Eric B. Stang	Shig Hamamatsu, Jenny Yeh, James Gustke, Namrata Sabharwal
2022	Eric B. Stang	Shig Hamamatsu, Jenny Yeh, Ravi Narula (our former Chief Financial Officer), James Gustke
2021	Eric B. Stang	Jenny Yeh, Ravi Narula, James Gustke

Peer Group Issuers, Footnote
(5)
In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total shareholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on January 31, 2020, through the end of the listed fiscal year. The Peer Group TSR set forth in this table was determined using the NASDAQ Telecommunications Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the fiscal year ended January 31, 2024.

PEO Total Compensation Amount	$ 4,350,306	$ 4,968,334	$ 4,736,784	$ 2,971,584
PEO Actually Paid Compensation Amount	$ 2,786,861	2,919,461	6,835,673	3,514,742
Adjustment To PEO Compensation, Footnote
(3)
The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Mr. Stang in accordance with the Pay Versus Performance Rules:

Fiscal Year	Summary Compensation Table Total for PEO	Reported Value of Equity Awards	Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Compensation Actually Paid to PEO
2024	$4,350,306	$(3,287,500)	$2,197,813	$(802,105)	$582,344	$(253,995)	$2,786,861
2023	$4,968,334	$(3,769,900)	$2,550,940	$(728,655)	$562,501	$(663,759)	$2,919,461
2022	$4,736,784	$(3,403,800)	$3,060,181	$714,295	$754,432	$973,780	$6,835,673
2021	$2,971,584	$(1,660,000)	$1,745,798	$35,393	$433,091	$11,123	$3,514,742

Non-PEO NEO Average Total Compensation Amount	$ 1,052,632	1,031,729	1,205,006	906,875
Non-PEO NEO Average Compensation Actually Paid Amount	$ 833,134	778,606	1,070,882	1,001,831
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs in accordance with the Pay Versus Performance Rules:

Equity Award Adjustments
Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End	Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Compensation Actually Paid to Non-PEO NEOs
2024	$1,052,632	$(526,000)	$351,650	$(108,604)	$93,175	$(29,719)	$833,134
2023	$1,031,729	$(484,010)	$338,586	$(98,820)	$74,485	$(83,363)	$778,606
2022	$1,205,006	$(871,608)	$530,521	$43,493	$62,442	$101,027	$1,070,882
2021	$906,875	$(345,087)	$357,662	$5,713	$78,289	$(1,622)	$1,001,831

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Company TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Losses
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and Total Revenue Compensation Actually Paid vs. Total Revenue
Total Shareholder Return Vs Peer Group	TSR of the Company and TSR of the Peer Group
Tabular List, Table

Tabular Disclosure of Most Important Performance Measures

In accordance with the Pay Versus Performance Rules, the following table lists the measures that, in the Company’s assessment, represent the most important financial performance measures used to link “compensation actually paid” to the Company’s NEOs, for fiscal year 2024, to Company performance, as further described in “Elements of Our Executive Compensation Program”.

Most Important Performance Measures
Total Revenue
Adjusted EBITDA

Total Shareholder Return Amount	$ 82.41	109.44	137.4	102.59
Peer Group Total Shareholder Return Amount	91.58	91.34	112.67	109.92
Net Income (Loss)	$ (840,000)	$ (3,660,000)	$ (1,750,000)	$ (2,440,000)
Company Selected Measure Amount	236,740,000	216,170,000	192,290,000	168,950,000
PEO Name	Eric B. Stang	Eric B. Stang	Eric B. Stang	Eric B. Stang
Additional 402(v) Disclosure	This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Securities Exchange Act of 1934 (the “Pay Versus Performance Rules”) and does not necessarily reflect how the compensation committee evaluates compensation decisions.
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,287,500)	$ (3,769,900)	$ (3,403,800)	$ (1,660,000)
PEO | Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,197,813	2,550,940	3,060,181	1,745,798
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(802,105)	(728,655)	714,295	35,393
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	582,344	562,501	754,432	433,091
PEO | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(253,995)	(663,759)	973,780	11,123
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(526,000)	(484,010)	(871,608)	(345,087)
Non-PEO NEO | Average Year End Fair Value of Equity Awards Granted in the Year and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	351,650	338,586	530,521	357,662
Non-PEO NEO | Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(108,604)	(98,820)	43,493	5,713
Non-PEO NEO | Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,175	74,485	62,442	78,289
Non-PEO NEO | Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (29,719)	$ (83,363)	$ 101,027	$ (1,622)